Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Useful Lives Of Depreciable Properties

With minor exceptions, the estimated useful lives of depreciable properties (estimated economic life) are as follows:

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 21 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Assets and Liabilities of VIEs Established to Develop Real Estate for Rental and to Lease Software

Assets and liabilities of VIEs established to develop and lease real estate and to lease software at March 31, 2012 and 2013 are included in the consolidated balance sheets as follows:

	2012
	Develop and lease real estate(*1,2)	Lease software
	Millions of yen
Current assets	¥15,644	¥16
Property, plant and equipment	201,735	2,463
Investments and other assets	5,935	2
Current liabilities	3,411	129
Long-term liabilities	121,321	874

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included “Land” totaling ¥135,677 million, “Current portion of long-term debt” totaling ¥1,825 million and “Long-term debt (excluding current portion)” totaling ¥87,338 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt” above are secured by the Company’s land and buildings totaling ¥250,824 million.

	2013
	Develop and lease real estate(*1,2)	Lease software
	Millions of yen
Current assets	¥20,477	¥17
Property, plant and equipment	198,255	2,277
Investments and other assets	2,197	1
Current liabilities	64,243	883
Long-term liabilities	54,751	—

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included “Land” totaling ¥135,677 million, “Current portion of long-term debt” totaling ¥62,257 million and “Long-term debt” totaling ¥20,701 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt (excluding current portion)” above are secured by the Company’s land and buildings totaling ¥247,114 million.